Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as at December 31, 2021 and 2020 and changes in the carrying amount of goodwill during the years ended December 31, 2021 and 2020 are as follows:

	ADG	AMS	MDG	Total
December 31, 2019	43	2	117	162
Business combination	24	—	111	135
Measurement period adjustment	14	—	—	14
Foreign currency translation	10	—	9	19
December 31, 2020	91	2	237	330
Measurement period adjustment	—	—	1	1
Foreign currency translation	(8)	—	(10)	(18)
December 31, 2021	83	2	228	313